Borrowings - Summary of Short-term Borrowing (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 83,500	₩ 92,614
NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	15,000	15,000
Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	57,500	59,800
Sinhan Bank, Indonesia [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		614
Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	10,000	16,200
SooHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 1,000	₩ 1,000
Short-term borrowings [member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.60%
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.33%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.76%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.85%
Short-term borrowings [member] | SooHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.20%